Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Capital and financial risk management
Net debt	€ 31,469	€ 31,169
Equity	68,607	73,719	€ 85,136	€ 93,708
Capital	€ 100,076	€ 104,888